Equity Awards and Instruments - Stock Grants Narrative (Details) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Class B Common Stock | Class B Common Stock | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fully vested shares granted (in shares)	17,411	0